9. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax provsion (benefit)
	December 31,
	2013	2012
Current
Federal	$–	$–
State	–	–
	–	–
Deferred
Federal	(491,900)	(66,000)
State	(71,500)	(9,700)
	(563,400)	(75,700)
Change in valuation allowance	563,400	75,700
Total income tax provision	$–	$–

Reconciliation of effective income tax
	December 31,
	2013	2012
U.S. federal statutory rate	(34.00)%	(34.00)%
State income tax rate, net of federal benefit	(4.95)	(5.00)
Other permanent differences	2.47	–
Less: valuation allowance	36.48	39.00
Provision for income taxes	–%	–%

Tax effects of temporary differences
	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$639,100	$75,700
Derivative liability	10,421	–
Total deferred tax assets before valuation allowance:	$649,521	$75,700
Valuation allowance	(639,100)	(75,700)
Deferred tax assets, net of valuation allowance	10,421	–

Deferred tax liabilities:
Convertible debt	(10,421)	–
Total deferred tax liabilities	(10,421)	–

Net deferred tax asset (liability)	$–	$–